Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Income Taxes

Note 14 — Income Taxes

The current and deferred portions of the income tax expense included in the unaudited condensed consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740, Income Taxes, are as follows:

	For the Six Months Ended June 30,
	2025	2024
Current	$1,002	$645
Deferred	-	-
	$1,002	$645

A reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense is shown in the following table:

	For the Six Months Ended June 30,
	2025	2024
Income tax benefit at applicable statutory rate (1)	$(1,252,200)	$(1,234,034)
Nondeductible expenses	16,854	887,362
Impact of foreign tax rate differential (2)	1,029,155	(65,477)
Current year change in valuation allowance	159,173	518,505
Prior year adjustment	50,691	(104,607)
Other	(2,671)	(1,104)
	$1,002	$645

(1)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.

(2)	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Significant components of the Group’s deferred tax assets (liabilities) are presented below:

	June 30, 2025	December 31, 2024
Deferred tax asset
Net operating loss carryforwards	$5,166,859	$5,007,686
Less: Valuation allowance	(5,166,859)	(5,007,686)
Net deferred tax asset	$-	$-

Management has applied a valuation allowance to the total amount of deferred tax assets based on the determination that it is more likely than not that the deferred tax asset will not be realized. This determination was based on the historic and estimated future profitability of the entities to which the deferred tax assets relate. The tax rules in Hong Kong do not allow the Group to file on a consolidated basis.